Right-Of-Use Assets and Operating Lease Liabilities (Details) - m²	Nov. 30, 2023	Nov. 30, 2022
Right-Of-Use Assets and Operating Lease Liabilities [Abstract]
Lease area square feet	1,530
Weighted-average remaining lease terms	1 year 3 months 18 days	7 months 6 days
Weighted-average discount rate, percentage	2.75%	3.125%